Advance to Suppliers (Tables)	12 Months Ended
Dec. 31, 2023
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers	Advance to suppliers consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB	US$
Advance to suppliers	15,359	19,288	2,716
Less: Allowance for doubtful accounts	(8,366)	(8,472)	(1,193)
	6,993	10,816	1,523

Schedule of Allowance for Doubtful Accounts	An analysis of the allowance for doubtful accounts was as follows:
	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	-	(8,366)	(1,178)
Additional allowance charged to expense	(8,366)	(106)	(15)
Balance at the end of the year	(8,366)	(8,472)	(1,193)